Form N-CSR Cover	6 Months Ended
Jun. 28, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Document Period End Date	Jun. 28, 2024